ACQUISITION OF IMT (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 29, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Purchase Consideration
Amount of consideration:	$ 3,000	$ 3,000	$ 0	$ 3,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash		477	0	477
Accounts receivable		676	0	676
Inventories		2,649	0	2,649
Property and equipment		133	0	133
Prepaid expenses		55	0	55
Accounts payable and deferred revenue		(423)	0	(423)
Deferred rent		(167)	0	(167)
Accrued expenses		(378)	0	(378)
Tangible assets acquired and liabilities assumed at preliminary fair value		3,022	0	3,022
Identifiable intangible assets
Total Identifiable Intangible Assets		490	0	490
Total net assets acquired		3,512		3,512
Consideration paid	$ 3,000	3,000	0	3,000
Preliminary gain on bargain purchase		512	0	512
Customer Relationships [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets		170	0	170
Trademarks and Trade Names [Member]
Identifiable intangible assets
Total Identifiable Intangible Assets		$ 320	$ 0	$ 320